245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 1, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Hereford Street Trust (the trust): File Nos. 033-52577 and 811-07139

Fidelity Flex Government Money Market Fund

Fidelity Government Money Market Fund

Fidelity Money Market Fund

Fidelity Series Treasury Bill Index Fund

Fidelity Treasury Only Money Market Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust